Bonds, notes and other obligations - Additional Information (Detail)				12 Months Ended
	Mar. 19, 2024 USD ($)	Jan. 17, 2024 USD ($)	Jun. 30, 2020	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2024 USD ($)	Aug. 31, 2024 PEN (S/)	Aug. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Oct. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount | S/				S/ 13,070,956,000	S/ 10,634,546,000
Repayments of bonds, notes and debentures | S/				1,266,504,000	2,189,040,000	S/ 137,900,000
Four Point Zero Percentage Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Debt Instrument Redemption Price Percentage			100.00%
Borrowings, interest rate basis			From that date onwards, in case Interbank does not perform the early redemption, the interest rate will increase by 371.1 basis points.
Three Point Two Five Zero Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount				S/ 1,129,200,000	1,112,700,000		$ 300,000,000			$ 300,000,000
Converted interest rate from hedging				2.12%
Converted interest rate from hedging two				4.92%
Converted interest rate from hedging three				5.10%
Converted interest rate from hedging four				5.32%
Six point six two five Percentage Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate				6.625%			6.625%
Repayments of bonds, notes and debentures | $		$ 194,852,000
Borrowings, interest rate basis				since that date, the interest rate changes to 5-year U.S. Treasury plus 365.2 basis points.
Senior Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures | $	$ 105,148,000
Senior Bonds [Member] | Cash flow hedges [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $									$ 10,000,000			$ 150,000,000
Cash flow hedge, fair value | S/				S/ 565,500,000	556,950,000			S/ 37,700,000
Senior Bonds [Member] | Cash flow hedges [member] | Two Cross Currency Swap Contracts [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $											$ 20,000,000
Cash flow hedge, fair value | S/				S/ 75,400,000	S/ 74,260,000